Document and Entity Information	Nov. 29, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 30, 2024
Registrant Name	Fidelity Covington Trust
Central Index Key	0000945908
Investment Company Type	N-1A
Amendment Flag	false